Financial Instruments And Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Company's Financial Instruments
The following tables summarize the Company’s financial instruments as of December 31, 2020 and 2019:

	2020
($ in thousands)	Amortized Cost	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$136,339	$—	$—	$—	$136,339
Restricted cash 1	4,435	—	—	—	4,435
Accounts receivable, net	29,266	—	—	—	29,266
Loans receivable, short-term	921	—	2,237	(720)	2,438
Loans receivable, long-term	1,204	—	—	20,020	21,224
Investments 2	3,192	—	1,049	119	4,360
Security deposits	3,558	—	—	—	3,558
Financial Liabilities:
Accounts payable and other accrued expenses	$86,326	$—	$—	$—	$86,326
Short-term borrowings	15,046	—	—	—	15,046
Current portion of lease liabilities	24,742	—	—	—	24,742
Deferred consideration, contingent consideration and other payables	—	22	—	19,093	19,115
Derivative liabilities, long-term	—	—	30,129	—	30,129
Lease liabilities	145,320	—	—	—	145,320
Deferred consideration and contingent consideration	—	—	—	7,247	7,247
Long-term notes payable and loans payable	169,475	—	—	—	169,475

1	Restricted cash balances include various escrow accounts related to investments, acquisitions, facility requirements and building improvements.
2	Investment balances in the amortized cost column represent equity method investments.

	2019
($ in thousands)	Amortized Cost	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$49,102	$—	$—	$—	$49,102
Restricted cash 1	5,050	—	—	—	5,050
Accounts receivable, net	16,455	—	—	—	16,455
Loans receivable, short-term	644	—	—	—	644
Loans receivable, long-term	390	—	18,243	—	18,633
Investments	—	—	1,210	68	1,278
Security deposits	1,084	—	—	—	1,084
Financial Liabilities:
Accounts payable and other accrued expenses	$62,834	$—	$—	$—	$62,834
Current portion of lease liabilities	12,019	—	—	—	12,019
Deferred consideration, contingent consideration and other payables	49,451	339	—	10,150	59,940
Derivative liabilities, short-term	—	—	178	—	178
Derivative liabilities, long-term	—	—	15,243	—	15,243
Lease liabilities	82,856	—	—	—	82,856
Deferred consideration and contingent consideration	—	—	—	21,901	21,901
Long-term notes payable and loans payable	550	—	—	—	550

1 Restricted	cash balances include various escrow accounts related to investments, acquisitions and facility licensing requirements.

Summary of Short Term Loan Receivable
The following is a summary of Loans receivable, short-term balances and IFRS 9 classifications (discussed further below) as of December 31, 2020 and 2019:

($ in thousands)	IFRS 9 classification	2020	2019
Short-term loans receivable - Lighthouse	FVTPL	$1,517	$—
Interest receivable	Amortized cost	921	644

Total Loans receivable, short-term		$2,438	$644

Summary of Long Term Loan Receivable

($ in thousands)	IFRS 9 classification	2020	2019
Long-term loans receivable - Verdant	FVTPL	$20,020	$16,007
Long-term loans receivable - Lighthouse	FVTPL	—	2,236
Long-term loans receivable - Other	Amortized cost	367	390
Interest receivable	Amortized cost	837	—

Total Loans receivable, long-term		$21,224	$18,633

Disclosure of Fair Value of Liability Warrants using Black-Scholes Option-pricing Model as Follows
As of December 31, 2020 and 2019, the fair value of liability-classified warrants was determined using the Black-Scholes option-pricing model utilizing the following assumptions:

	2020	2019
Risk-free annual interest rate	0.13%	1.58% - 1.61%
Expected annual dividend yield	0%	0%
Expected stock price volatility	83%	81%
Expected life of stock warrants	1.75 - 1.83 years	0.4 - 1.4 years
Forfeiture rate	0%	0%
Share price at period end	$9.86	$6.86

Summary of Accounts Receivables
The Company’s aging of Accounts receivables as of December 31, 2020 and 2019 was approximately as follows:

($ in thousands)	2020	2019
0 to 60 days	$27,604	$10,276
61 to 120 days	1,134	5,551
120 days +	1,224	899

Total accounts receivable, gross	$29,962	$16,726

Summary of Contractual Obligations
In addition to the commitments outlined in Note 7, the Company has the following contractual obligations as of December 31, 2020:

($ in thousands)	< 1 Year	1 to 3 Years	3 to 5 Years	Total
Accounts payable & other accrued expenses	$86,326	$—	$—	$86,326
Deferred consideration, contingent consideration and other payables	19,115	—	—	19,115
Deferred consideration and contingent consideration	—	7,247	—	7,247
Long-term notes payable and loans payable and Short-term borrowings	15,046	169,475	—	184,521

Total obligations as of December 31, 2020	$120,487	$176,722	$—	$297,209

In addition to the commitments outlined in Note 7, the Company has the following contractual obligations as of December 31, 2019:

($ in thousands)	< 1 Year	1 to 3 Years	3 to 5 Years	Total
Accounts payable and other accrued expenses	$62,834	$—	$—	$62,834
Deferred consideration, contingent consideration and other payables	59,940	—	—	59,940
Deferred consideration and contingent consideration	—	21,901	—	21,901
Other long-term liabilities	—	550	—	550

Total obligations as of December 31, 2019	$122,774	$22,451	$—	$145,225